CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,096	$ 1,248
Accounts receivable	6,213	5,476
Inventories	5,012	3,866
Deferred taxes and other current assets	2,132	1,452
Total current assets	14,453	12,042
Long-term investments and receivables	991	632
Deferred taxes, deferred charges and other assets	142	138
Property, plant and equipment, net	5,947	4,357
Identifiable intangible assets, net	10,316	5,751
Goodwill	18,293	15,232
Total assets	50,142	38,152
Current liabilities:
Short-term debt and current maturities of long term liabilities	3,749	1,432
Convertible senior debentures-short term	531	1,339
Sales reserves and allowances	4,428	3,403
Accounts payable and accruals	3,743	2,467
Other current liabilities	1,396	1,053
Total current liabilities	13,847	9,694
Long-term liabilities:
Deferred income taxes	2,610	1,348
Other taxes and long term payables	1,106	998
Senior notes and loans	10,236	4,110
Total long term liabilities	13,952	6,456
Total liabilities	27,799	16,150
Teva shareholders' equity:
Ordinary shares	50	49
Additional paid-in capital	13,374	13,246
Retained earnings	11,284	9,325
Accumulated other comprehensive income (loss)	(589)	350
Treasury shares	(1,924)	(1,023)
Stockholders' equity attributable to Teva shareholders	22,195	21,947
Non-controlling interests	148	55
Total equity	22,343	22,002
Total liabilities and equity	$ 50,142	$ 38,152